Segment Information (Details)	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Segment Information (Details) [Line Items]
Number of operating segments	2
Recognized impairment loss
Impairment loss of property, plant and equipment
Hong Kong [Member]
Segment Information (Details) [Line Items]
Impairment loss of property, plant and equipment	$ 106
China [Member]
Segment Information (Details) [Line Items]
Impairment loss of property, plant and equipment	229
Metal Stamping and Mechanical OEM [Member]
Segment Information (Details) [Line Items]
Recognized impairment loss	190,000
Electric OEM [Member]
Segment Information (Details) [Line Items]
Recognized impairment loss	$ 145,000